Recent Accounting Pronouncements and Significant Accounting Policies, Dry-Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dry-Docking Costs [Abstract]
Unamortized dry-docking costs	$ 2,215	$ 2,386
Gain on vessel's sale	19,456	0	$ 15,683
Tanker Vessels [Member]
Dry-Docking Costs [Abstract]
Amortization of dry-docking costs	1,059	548	571
Gain on vessel's sale	$ 0	$ 0	$ 651